Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%
Arconic Inc.	31,848	$684,095
Boeing Co. (The)	1,758	663,979
General Dynamics Corp.	3,347	598,176
Harris Corp.	4,186	705,341
Huntington Ingalls Industries Inc.	3,021	672,414
L3 Technologies Inc.	3,336	729,183
Lockheed Martin Corp.	1,970	656,660
Northrop Grumman Corp.	2,207	639,831
Raytheon Co.	3,379	600,077
Spirit AeroSystems Holdings Inc., Class A	8,101	703,977
Textron Inc.	11,321	600,013
TransDigm Group Inc.(a)	1,866	900,382
United Technologies Corp.	6,277	895,163

		9,049,291

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	7,073	572,913
Expeditors International of Washington Inc.	8,581	681,503
FedEx Corp.	2,646	501,311
United Parcel Service Inc., Class B	5,291	562,010
XPO Logistics Inc.(a)	8,854	602,781

		2,920,518

Airlines — 0.6%
American Airlines Group Inc.	17,365	593,535
Delta Air Lines Inc.	10,765	627,492
Southwest Airlines Co.	11,687	633,786
United Continental Holdings Inc.(a)	6,616	587,898

		2,442,711

Auto Components — 0.8%
Aptiv PLC	8,635	740,019
Autoliv Inc.	7,564	593,698
BorgWarner Inc.	16,657	695,763
Goodyear Tire & Rubber Co. (The)	28,994	556,975
Lear Corp.	4,713	673,959

		3,260,414

Automobiles — 0.6%
Ford Motor Co.	65,594	685,457
General Motors Co.	16,732	651,711
Harley-Davidson Inc.	16,026	596,648
Tesla Inc.(a)(b)	1,691	403,625

		2,337,441

Banks — 3.3%
Bank of America Corp.	20,049	613,098
BB&T Corp.	11,691	598,579
CIT Group Inc.	14,717	783,975
Citigroup Inc.	9,004	636,583
Citizens Financial Group Inc.	17,407	630,133
Comerica Inc.	7,848	616,774
East West Bancorp. Inc.	12,512	644,118
Fifth Third Bancorp	22,739	655,338
First Republic Bank/CA(b)	6,742	712,090
Huntington Bancshares Inc./OH	42,210	587,563
JPMorgan Chase & Co.	5,005	580,830
KeyCorp	34,236	600,842
M&T Bank Corp.	3,592	610,891
People’s United Financial Inc.	40,481	699,917
PNC Financial Services Group Inc. (The)	4,375	599,069
Regions Financial Corp.	38,715	601,244

Security	Shares	Value

Banks (continued)
Signature Bank/New York NY	5,575	$736,290
SunTrust Banks Inc.	9,736	637,513
SVB Financial Group(a)	2,715	683,420
U.S. Bancorp	10,589	564,606
Wells Fargo & Co.	10,481	507,385
Zions Bancorp. N.A.	13,353	658,704

		13,958,962

Beverages — 0.9%
Brown-Forman Corp., Class B, NVS	12,960	690,639
Coca-Cola Co. (The)	11,223	550,600
Constellation Brands Inc., Class A	3,121	660,622
Molson Coors Brewing Co., Class B	9,548	612,886
Monster Beverage Corp.(a)	10,742	640,223
PepsiCo Inc.	4,822	617,457

		3,772,427

Biotechnology — 2.1%
AbbVie Inc.	6,421	509,763
Alexion Pharmaceuticals Inc.(a)	5,178	704,881
Alkermes PLC(a)	19,421	588,845
Alnylam Pharmaceuticals Inc.(a)(b)	8,772	783,690
Amgen Inc.	2,900	520,028
Biogen Inc.(a)	1,816	416,300
BioMarin Pharmaceutical Inc.(a)	6,735	576,044
Celgene Corp.(a)	8,804	833,387
Gilead Sciences Inc.	8,538	555,311
Incyte Corp.(a)	9,776	750,797
Regeneron Pharmaceuticals Inc.(a)	1,763	604,956
Seattle Genetics Inc.(a)	11,247	762,322
United Therapeutics Corp.(a)	5,730	587,726
Vertex Pharmaceuticals Inc.(a)	3,705	626,071

		8,820,121

Building Products — 1.2%
Allegion PLC	7,123	706,815
AO Smith Corp.	13,973	734,561
Fortune Brands Home & Security Inc.	15,091	796,503
Johnson Controls International PLC	17,947	673,012
Lennox International Inc.	2,988	811,093
Masco Corp.	20,618	805,339
Owens Corning	13,089	671,073

		5,198,396

Capital Markets — 4.0%
Affiliated Managers Group Inc.	6,063	672,508
Ameriprise Financial Inc.	5,031	738,400
Bank of New York Mellon Corp. (The)	11,879	589,911
BlackRock Inc.(c)	1,438	697,775
Cboe Global Markets Inc.	5,687	577,856
Charles Schwab Corp. (The)	13,065	598,116
CME Group Inc.	3,024	540,994
E*TRADE Financial Corp.	12,338	625,043
Eaton Vance Corp., NVS	15,849	658,843
Franklin Resources Inc.	19,345	669,143
Goldman Sachs Group Inc. (The)	3,026	623,114
Intercontinental Exchange Inc.	7,362	598,899
Invesco Ltd.	31,842	699,569
KKR & Co. Inc., Class A, NVS	27,777	679,148
Moody’s Corp.	4,129	811,844
Morgan Stanley	13,457	649,300
MSCI Inc.	4,320	973,641
Nasdaq Inc.	7,093	653,975

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Northern Trust Corp.	6,354	$626,187
Raymond James Financial Inc.	8,388	768,089
S&P Global Inc.	3,369	743,403
SEI Investments Co.	12,153	661,731
State Street Corp.	8,458	572,268
T Rowe Price Group Inc.	6,604	709,930
TD Ameritrade Holding Corp.	11,687	614,502

		16,754,189

Chemicals — 2.6%
Air Products & Chemicals Inc.	3,790	779,944
Albemarle Corp.	6,535	490,517
Axalta Coating Systems Ltd.(a)	26,309	709,817
Celanese Corp.	6,208	669,781
CF Industries Holdings Inc.	14,460	647,519
Chemours Co. (The)	22,622	814,618
Dow Inc.(a)	3,347	189,875
DowDuPont Inc.	10,020	385,269
Eastman Chemical Co.	7,811	616,132
Ecolab Inc.	3,785	696,743
FMC Corp.	7,996	632,164
International Flavors & Fragrances Inc.	4,470	615,921
Linde PLC	3,645	657,048
LyondellBasell Industries NV, Class A	6,519	575,171
Mosaic Co. (The)	17,958	468,883
PPG Industries Inc.	5,699	669,633
Sherwin-Williams Co. (The)	1,452	660,413
Westlake Chemical Corp.	9,385	654,604

		10,934,052

Commercial Services & Supplies — 1.0%
Cintas Corp.	3,447	748,481
Copart Inc.(a)	13,259	892,596
Republic Services Inc.	7,905	654,692
Rollins Inc.	15,342	593,275
Waste Connections Inc.	8,114	752,736
Waste Management Inc.	6,479	695,456

		4,337,236

Communications Equipment — 1.1%
Arista Networks Inc.(a)	2,809	877,223
Cisco Systems Inc.	12,514	700,158
CommScope Holding Co. Inc.(a)	37,521	929,771
F5 Networks Inc.(a)	3,767	591,042
Juniper Networks Inc.	23,169	643,403
Motorola Solutions Inc.	4,945	716,580

		4,458,177

Construction & Engineering — 0.3%
Fluor Corp.	15,585	619,192
Jacobs Engineering Group Inc.	9,649	752,043

		1,371,235

Construction Materials — 0.4%
Martin Marietta Materials Inc.	3,376	749,134
Vulcan Materials Co.	6,027	760,065

		1,509,199

Consumer Finance — 0.9%
Ally Financial Inc.	25,948	770,915
American Express Co.	5,411	634,332
Capital One Financial Corp.	6,906	641,084
Discover Financial Services	8,912	726,239

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	24,136	$836,795

		3,609,365

Containers & Packaging — 1.2%
Avery Dennison Corp.	6,895	762,932
Ball Corp.	12,517	750,269
Crown Holdings Inc.(a)(b)	13,262	770,920
International Paper Co.	13,435	628,892
Packaging Corp. of America	6,618	656,241
Sealed Air Corp.	17,869	833,053
Westrock Co.	13,623	522,851

		4,925,158

Distributors — 0.3%
Genuine Parts Co.	6,225	638,311
LKQ Corp.(a)	23,448	705,785

		1,344,096

Diversified Consumer Services — 0.1%
H&R Block Inc.	23,194	631,109

Diversified Financial Services — 0.6%
AXA Equitable Holdings Inc.	31,948	724,900
Berkshire Hathaway Inc., Class B(a)	2,548	552,177
Jefferies Financial Group Inc.	30,912	635,860
Voya Financial Inc.	14,823	813,635

		2,726,572

Diversified Telecommunication Services — 0.5%
AT&T Inc.	18,837	583,193
CenturyLink Inc.	32,933	376,095
Verizon Communications Inc.	9,278	530,609
Zayo Group Holdings Inc.(a)(b)	25,321	792,294

		2,282,191

Electric Utilities — 2.3%
Alliant Energy Corp.	13,906	656,780
American Electric Power Co. Inc.	7,630	652,747
Duke Energy Corp.	6,567	598,385
Edison International	11,606	740,115
Entergy Corp.	7,152	693,029
Evergy Inc.	10,302	595,662
Eversource Energy	9,001	645,012
Exelon Corp.	12,975	661,076
FirstEnergy Corp.	16,103	676,809
NextEra Energy Inc.	3,216	625,319
OGE Energy Corp.	16,169	684,595
Pinnacle West Capital Corp.	7,115	677,846
PPL Corp.	19,316	602,852
Southern Co. (The)	12,603	670,732
Xcel Energy Inc.	11,688	660,372

		9,841,331

Electrical Equipment — 1.0%
Acuity Brands Inc.(b)	5,359	784,182
AMETEK Inc.	8,633	761,172
Eaton Corp. PLC	8,192	678,461
Emerson Electric Co.	8,815	625,777
Rockwell Automation Inc.	3,635	656,881
Sensata Technologies Holding PLC(a)(b)	13,796	688,972

		4,195,445

Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	7,170	713,845
Arrow Electronics Inc.(a)	8,945	755,942

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
CDW Corp./DE	7,240	$764,544
Cognex Corp.	15,750	794,273
Corning Inc.	19,581	623,655
Flex Ltd.(a)	80,970	893,909
FLIR Systems Inc.	14,454	765,195
IPG Photonics Corp.(a)(b)	4,802	839,053
Keysight Technologies Inc.(a)	11,571	1,007,024
TE Connectivity Ltd.	8,106	775,339
Trimble Inc.(a)	17,872	729,535

		8,662,314

Energy Equipment & Services — 0.8%
Baker Hughes a GE Co.	27,848	668,909
Halliburton Co.	19,207	544,134
Helmerich & Payne Inc.	10,490	613,875
National Oilwell Varco Inc.	19,530	510,514
Schlumberger Ltd.	12,444	531,110
TechnipFMC PLC	27,046	665,061

		3,533,603

Entertainment — 1.4%
Activision Blizzard Inc.	12,054	581,123
Electronic Arts Inc.(a)	7,269	688,011
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	22,100	857,701
Live Nation Entertainment Inc.(a)	12,219	798,389
Netflix Inc.(a)	2,129	788,880
Take-Two Interactive Software Inc.(a)(b)	5,963	577,397
Viacom Inc., Class B, NVS	20,148	582,479
Walt Disney Co. (The)	7,034	963,447

		5,837,427

Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities Inc.	5,159	734,590
American Tower Corp.	3,607	704,447
AvalonBay Communities Inc.	3,239	650,812
Boston Properties Inc.	4,871	670,347
Brookfield Property REIT Inc., Class A	35,402	737,424
Camden Property Trust	6,814	685,829
Crown Castle International Corp.	5,388	677,703
Digital Realty Trust Inc.	5,628	662,472
Duke Realty Corp.	22,237	692,015
Equinix Inc.	1,596	725,701
Equity Residential	8,662	661,950
Essex Property Trust Inc.	2,372	670,090
Extra Space Storage Inc.	6,620	686,428
Federal Realty Investment Trust	4,883	653,589
HCP Inc.	21,411	637,620
Host Hotels & Resorts Inc.	32,269	620,856
Invitation Homes Inc.	30,186	750,424
Iron Mountain Inc.	19,097	620,271
Kimco Realty Corp.	41,657	724,415
Liberty Property Trust	14,743	731,842
Macerich Co. (The)	13,182	529,125
Mid-America Apartment Communities Inc.	6,187	676,920
National Retail Properties Inc.	12,958	681,850
Prologis Inc.	8,852	678,683
Public Storage	2,819	623,506
Realty Income Corp.	9,579	670,626
Regency Centers Corp.	9,854	661,893
SBA Communications Corp.(a)	3,634	740,355
Simon Property Group Inc.	3,192	554,450
SL Green Realty Corp.	6,877	607,514

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	15,200	$683,240
Ventas Inc.	9,744	595,456
VEREIT Inc.	85,031	702,356
Vornado Realty Trust	8,835	610,852
Welltower Inc.	8,573	638,946
Weyerhaeuser Co.	22,918	614,202
WP Carey Inc.	9,183	728,396

		24,697,195

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	2,602	638,869
Kroger Co. (The)	20,428	526,634
Sysco Corp.	9,177	645,786
Walgreens Boots Alliance Inc.	7,260	388,918
Walmart Inc.	5,848	601,408

		2,801,615

Food Products — 2.2%
Archer-Daniels-Midland Co.	13,226	589,880
Bunge Ltd.	10,929	572,789
Campbell Soup Co.	15,380	595,052
Conagra Brands Inc.	18,500	569,430
General Mills Inc.	13,629	701,485
Hershey Co. (The)	5,699	711,520
Hormel Foods Corp.	13,444	536,953
Ingredion Inc.	6,154	583,091
JM Smucker Co. (The)	5,563	682,191
Kellogg Co.	9,845	593,653
Kraft Heinz Co. (The)	11,411	379,302
Lamb Weston Holdings Inc.	7,731	541,557
McCormick & Co. Inc./MD, NVS	4,183	644,057
Mondelez International Inc., Class A	13,359	679,305
Tyson Foods Inc., Class A	10,324	774,403

		9,154,668

Gas Utilities — 0.3%
Atmos Energy Corp.	6,367	651,599
UGI Corp.	11,122	606,260

		1,257,859

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	8,193	651,835
Abiomed Inc.(a)	2,059	571,187
Align Technology Inc.(a)	2,922	948,715
Baxter International Inc.	9,287	708,598
Becton Dickinson and Co.	2,439	587,165
Boston Scientific Corp.(a)	17,274	641,211
Cooper Companies Inc. (The)	2,393	693,779
Danaher Corp.	5,689	753,451
Dentsply Sirona Inc.	17,222	880,561
DexCom Inc.(a)	5,226	632,712
Edwards Lifesciences Corp.(a)	4,004	704,984
Hologic Inc.(a)	15,191	704,559
IDEXX Laboratories Inc.(a)	3,192	740,544
Intuitive Surgical Inc.(a)	1,207	616,330
Medtronic PLC	6,154	546,537
ResMed Inc.	6,096	637,093
Stryker Corp.	3,524	665,719
Teleflex Inc.	2,464	705,147
Varian Medical Systems Inc.(a)	5,473	745,258
Zimmer Biomet Holdings Inc.	5,408	666,049

		13,801,434

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	6,881	$514,424
Anthem Inc.	2,087	548,944
Cardinal Health Inc.	11,597	564,890
Centene Corp.(a)	9,220	475,383
Cigna Corp.	4,327	687,301
CVS Health Corp.	10,017	544,724
DaVita Inc.(a)	10,759	594,327
HCA Healthcare Inc.	4,377	556,886
Henry Schein Inc.(a)	7,345	470,521
Humana Inc.	1,927	492,175
Laboratory Corp. of America Holdings(a)(b)	3,821	611,054
McKesson Corp.	4,934	588,379
Quest Diagnostics Inc.	6,558	632,060
UnitedHealth Group Inc.	2,110	491,778
Universal Health Services Inc., Class B	4,798	608,722
WellCare Health Plans Inc.(a)	2,706	699,095

		9,080,663

Health Care Technology — 0.4%
Cerner Corp.(a)	10,861	721,713
Veeva Systems Inc., Class A(a)	7,281	1,018,394

		1,740,107

Hotels, Restaurants & Leisure — 2.6%
Aramark	17,663	548,966
Carnival Corp.	10,008	549,039
Chipotle Mexican Grill Inc.(a)	1,343	924,038
Darden Restaurants Inc.	5,559	653,738
Domino’s Pizza Inc.	2,458	665,086
Hilton Worldwide Holdings Inc.	8,503	739,676
Las Vegas Sands Corp.	11,802	791,324
Marriott International Inc./MD, Class A	5,137	700,789
McDonald’s Corp.	3,084	609,306
MGM Resorts International	24,759	659,332
Norwegian Cruise Line Holdings Ltd.(a)	12,702	716,266
Royal Caribbean Cruises Ltd.	5,659	684,399
Starbucks Corp.	8,541	663,465
Vail Resorts Inc.	2,448	560,225
Wynn Resorts Ltd.	6,189	894,001
Yum! Brands Inc.	6,897	719,978

		11,079,628

Household Durables — 1.5%
DR Horton Inc.	17,871	791,864
Garmin Ltd.	9,673	829,363
Leggett & Platt Inc.	17,319	681,676
Lennar Corp., Class A	14,721	765,934
Mohawk Industries Inc.(a)	5,058	689,152
Newell Brands Inc.	29,235	420,399
NVR Inc.(a)	257	810,187
PulteGroup Inc.	25,234	793,862
Whirlpool Corp.	5,362	744,353

		6,526,790

Household Products — 0.8%
Church & Dwight Co. Inc.	9,561	716,597
Clorox Co. (The)	3,792	605,696
Colgate-Palmolive Co.	9,385	683,134
Kimberly-Clark Corp.	5,339	685,421
Procter & Gamble Co. (The)	6,026	641,649

		3,332,497

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	42,087	720,530

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy Inc.	16,455	$677,452
Vistra Energy Corp.	27,959	761,883

		2,159,865

Industrial Conglomerates — 0.7%
3M Co.	2,839	538,019
General Electric Co.	75,791	770,795
Honeywell International Inc.	3,952	686,186
Roper Technologies Inc.	2,092	752,492

		2,747,492

Insurance — 5.0%
Aflac Inc.	13,443	677,258
Alleghany Corp.(a)	1,021	670,675
Allstate Corp. (The)	6,803	673,905
American Financial Group Inc./OH	5,153	533,490
American International Group Inc.	13,788	655,895
Aon PLC	3,671	661,294
Arch Capital Group Ltd.(a)	22,353	755,084
Arthur J Gallagher & Co.	8,026	671,134
Assurant Inc.	6,615	628,425
Athene Holding Ltd., Class A(a)	14,541	656,672
Brighthouse Financial Inc.(a)(b)	18,443	770,733
Chubb Ltd.	4,384	636,557
Cincinnati Financial Corp.	7,798	750,012
Everest Re Group Ltd.	2,937	691,664
Fidelity National Financial Inc.	19,622	783,899
Hartford Financial Services Group Inc. (The)	13,981	731,346
Lincoln National Corp.	10,207	681,011
Loews Corp.	13,070	670,360
Markel Corp.(a)	569	609,689
Marsh & McLennan Companies Inc.	6,831	644,095
MetLife Inc.	13,789	636,087
Principal Financial Group Inc.	12,890	736,792
Progressive Corp. (The)	9,264	723,982
Prudential Financial Inc.	6,613	699,060
Reinsurance Group of America Inc.	3,536	535,739
RenaissanceRe Holdings Ltd.	5,077	788,763
Torchmark Corp.	7,367	645,791
Travelers Companies Inc. (The)	4,643	667,431
Unum Group	18,287	675,156
Willis Towers Watson PLC	3,908	720,401
WR Berkley Corp.	8,410	515,533

		20,897,933

Interactive Media & Services — 1.0%
Alphabet Inc., Class A(a)	249	298,541
Alphabet Inc., Class C, NVS(a)	263	312,570
Facebook Inc., Class A(a)	4,105	793,907
IAC/InterActiveCorp.(a)	3,691	829,885
TripAdvisor Inc.(a)(b)	10,758	572,648
Twitter Inc.(a)	19,485	777,646
Zillow Group Inc., Class C, NVS(a)(b)	22,922	765,595

		4,350,792

Internet & Direct Marketing Retail — 1.4%
Amazon.com Inc.(a)	353	680,062
Booking Holdings Inc.(a)	325	602,872
eBay Inc.	21,345	827,119
Expedia Group Inc.	5,510	715,418
GrubHub Inc.(a)	8,112	541,800
MercadoLibre Inc.(a)	1,974	955,692
Qurate Retail Inc.(a)	29,742	507,101

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	7,532	$1,221,314

		6,051,378

IT Services — 4.7%
Accenture PLC, Class A	3,587	655,237
Akamai Technologies Inc.(a)	9,371	750,242
Alliance Data Systems Corp.	3,269	523,367
Automatic Data Processing Inc.	4,139	680,410
Broadridge Financial Solutions Inc.	6,342	749,181
Cognizant Technology Solutions Corp., Class A	8,757	638,911
DXC Technology Co.	10,679	702,037
Fidelity National Information Services Inc.	5,817	674,365
First Data Corp., Class A(a)	36,700	949,062
Fiserv Inc.(a)	7,857	685,445
FleetCor Technologies Inc.(a)	3,263	851,480
Gartner Inc.(a)	4,316	686,115
Global Payments Inc.	5,969	871,892
GoDaddy Inc., Class A(a)	10,494	855,261
International Business Machines Corp.	4,864	682,273
Jack Henry & Associates Inc.	4,643	692,086
Leidos Holdings Inc.	10,125	743,985
Mastercard Inc., Class A	2,988	759,669
Paychex Inc.	8,997	758,537
PayPal Holdings Inc.(a)	7,383	832,581
Sabre Corp.	26,854	557,489
Square Inc., Class A(a)	9,759	710,650
Total System Services Inc.	7,425	759,132
VeriSign Inc.(a)	4,163	821,984
Visa Inc., Class A	4,111	675,972
Western Union Co. (The)	33,968	660,338
Worldpay Inc., Class A(a)	7,654	897,125

		19,824,826

Leisure Products — 0.5%
Hasbro Inc.	6,627	675,026
Mattel Inc.(a)(b)	50,714	618,204
Polaris Industries Inc.	7,107	685,115

		1,978,345

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	9,024	708,384
Illumina Inc.(a)	1,969	614,328
IQVIA Holdings Inc.(a)	5,247	728,808
Mettler-Toledo International Inc.(a)	1,061	790,721
Thermo Fisher Scientific Inc.	2,450	679,752
Waters Corp.(a)	3,151	672,865

		4,194,858

Machinery — 3.0%
Caterpillar Inc.	4,743	661,269
Cummins Inc.	4,243	705,568
Deere & Co.	4,251	704,093
Dover Corp.	7,343	719,908
Flowserve Corp.	13,823	677,742
Fortive Corp.	8,322	718,522
IDEX Corp.	4,746	743,508
Illinois Tool Works Inc.	4,413	686,795
Ingersoll-Rand PLC	6,024	738,603
Middleby Corp. (The)(a)	5,661	747,988
PACCAR Inc.	10,238	733,757
Parker-Hannifin Corp.	3,724	674,342
Pentair PLC	15,465	602,980
Snap-on Inc.	3,913	658,480

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	4,929	$722,591
WABCO Holdings Inc.(a)	5,481	725,904
Wabtec Corp.(b)	7,898	585,005
Xylem Inc./NY	9,293	775,036

		12,582,091

Media — 2.1%
Altice USA Inc., Class A	30,007	706,965
CBS Corp., Class B, NVS	11,506	589,913
Charter Communications Inc., Class A(a)	1,888	700,807
Comcast Corp., Class A	15,187	661,090
Discovery Inc., Class A(a)	7,535	232,832
Discovery Inc., Class C, NVS(a)	14,724	423,462
DISH Network Corp., Class A(a)	20,669	725,895
Fox Corp., Class A, NVS(a)	2,788	108,704
Fox Corp., Class B(a)	1,158	44,583
Interpublic Group of Companies Inc. (The)	27,316	628,268
Liberty Broadband Corp., Class C, NVS(a)	8,014	791,062
Liberty Global PLC, Class A(a)	7,174	193,770
Liberty Global PLC, Class C, NVS(a)	20,235	529,145
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,593	223,384
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	11,128	446,901
News Corp., Class A, NVS	50,615	628,638
Omnicom Group Inc.	8,099	648,163
Sirius XM Holdings Inc.	102,509	595,577

		8,879,159

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	56,425	694,592
Newmont Goldcorp Corp.	20,075	623,529
Nucor Corp.	10,128	578,005
Steel Dynamics Inc.	16,689	528,708

		2,424,834

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	36,146	643,037
Annaly Capital Management Inc.	62,399	629,606

		1,272,643

Multi-Utilities — 1.7%
Ameren Corp.	8,909	648,308
CenterPoint Energy Inc.	22,239	689,409
CMS Energy Corp.	11,949	663,767
Consolidated Edison Inc.	7,780	670,325
Dominion Energy Inc.	17,510	1,363,504
DTE Energy Co.	5,139	646,024
NiSource Inc.	24,560	682,277
Public Service Enterprise Group Inc.	11,225	669,571
Sempra Energy	5,247	671,353
WEC Energy Group Inc.	8,395	658,420

		7,362,958

Multiline Retail — 0.9%
Dollar General Corp.	5,701	718,839
Dollar Tree Inc.(a)	7,476	831,929
Kohl’s Corp.	9,669	687,466
Macy’s Inc.	19,710	463,974
Nordstrom Inc.	12,445	510,494
Target Corp.	8,572	663,644

		3,876,346

Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	11,486	836,755
Apache Corp.	17,851	587,476

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	24,674	$638,810
Cheniere Energy Inc.(a)(b)	10,660	685,971
Chevron Corp.	4,772	572,926
Cimarex Energy Co.	7,623	523,395
Concho Resources Inc.	4,499	519,095
ConocoPhillips	9,014	568,964
Continental Resources Inc./OK(a)	13,828	635,950
Devon Energy Corp.	22,473	722,282
Diamondback Energy Inc.	5,746	611,317
EOG Resources Inc.	5,695	547,005
Exxon Mobil Corp.	7,081	568,463
Hess Corp.	11,204	718,400
HollyFrontier Corp.	10,597	505,795
Kinder Morgan Inc./DE	34,970	694,854
Marathon Oil Corp.	38,979	664,202
Marathon Petroleum Corp.	9,550	581,309
Noble Energy Inc.	26,291	711,434
Occidental Petroleum Corp.	8,356	492,001
ONEOK Inc.	10,012	680,115
Parsley Energy Inc., Class A(a)	29,826	595,327
Phillips 66	6,374	600,877
Pioneer Natural Resources Co.	4,004	666,506
Plains GP Holdings LP, Class A	32,389	764,380
Targa Resources Corp.	13,972	560,976
Valero Energy Corp.	7,580	687,203
Williams Companies Inc. (The)	24,297	688,334

		17,630,122

Personal Products — 0.4%
Coty Inc., Class A(b)	73,977	800,431
Estee Lauder Companies Inc. (The), Class A	4,132	709,919

		1,510,350

Pharmaceuticals — 1.4%
Allergan PLC	3,819	561,393
Bristol-Myers Squibb Co.	10,743	498,798
Eli Lilly & Co.	4,627	541,544
Jazz Pharmaceuticals PLC(a)	4,349	564,370
Johnson & Johnson	3,721	525,405
Merck & Co. Inc.	7,438	585,445
Mylan NV(a)	18,052	487,223
Nektar Therapeutics(a)	16,847	539,441
Perrigo Co. PLC	10,511	503,687
Pfizer Inc.	12,720	516,559
Zoetis Inc.	6,695	681,819

		6,005,684

Professional Services — 1.4%
CoStar Group Inc.(a)	1,726	856,527
Equifax Inc.	6,189	779,505
IHS Markit Ltd.(a)	12,316	705,214
ManpowerGroup Inc.	8,290	796,172
Nielsen Holdings PLC	25,393	648,283
Robert Half International Inc.	10,855	673,987
TransUnion	10,501	731,395
Verisk Analytics Inc.	5,064	714,733

		5,905,816

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	14,650	762,825
Jones Lang LaSalle Inc.	4,752	734,517

		1,497,342

Security	Shares	Value

Road & Rail — 1.3%
AMERCO	1,870	$697,828
CSX Corp.	8,442	672,236
JB Hunt Transport Services Inc.	5,976	564,612
Kansas City Southern	6,512	801,888
Knight-Swift Transportation Holdings Inc.(b)	20,270	676,005
Norfolk Southern Corp.	3,612	736,920
Old Dominion Freight Line Inc.	4,935	736,697
Union Pacific Corp.	4,022	712,055

		5,598,241

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices Inc.(a)	31,945	882,640
Analog Devices Inc.	6,739	783,341
Applied Materials Inc.	16,662	734,294
Broadcom Inc.	2,508	798,547
Intel Corp.	11,682	596,249
KLA-Tencor Corp.	6,545	834,357
Lam Research Corp.	4,243	880,126
Marvell Technology Group Ltd.	41,422	1,036,379
Maxim Integrated Products Inc.	11,868	712,080
Microchip Technology Inc.	8,397	838,776
Micron Technology Inc.(a)	16,364	688,270
NVIDIA Corp.	3,856	697,936
ON Semiconductor Corp.(a)(b)	35,423	816,854
Qorvo Inc.(a)	10,274	776,817
QUALCOMM Inc.	10,497	904,107
Skyworks Solutions Inc.	8,952	789,387
Texas Instruments Inc.	5,914	696,847
Xilinx Inc.	7,185	863,206

		14,330,213

Software — 4.2%
Adobe Inc.(a)	2,596	750,893
ANSYS Inc.(a)	4,165	815,507
Autodesk Inc.(a)	4,899	873,051
Cadence Design Systems Inc.(a)	14,647	1,016,209
CDK Global Inc.	12,987	783,376
Citrix Systems Inc.	5,823	587,890
Fortinet Inc.(a)	9,350	873,477
Intuit Inc.	3,010	755,690
Microsoft Corp.	5,190	677,814
Oracle Corp.	11,502	636,406
Palo Alto Networks Inc.(a)	3,727	927,389
PTC Inc.(a)	7,753	701,414
Red Hat Inc.(a)	3,450	629,728
salesforce.com Inc.(a)	4,751	785,578
ServiceNow Inc.(a)	3,832	1,040,426
Splunk Inc.(a)	7,068	975,667
SS&C Technologies Holdings Inc.	14,003	947,443
Symantec Corp.	28,633	693,205
Synopsys Inc.(a)	7,322	886,548
Tableau Software Inc., Class A(a)	5,083	619,160
VMware Inc., Class A	3,924	801,006
Workday Inc., Class A(a)	4,755	977,771

		17,755,648

Specialty Retail — 2.5%
Advance Auto Parts Inc.	3,631	603,908
AutoZone Inc.(a)	770	791,799
Best Buy Co. Inc.	9,656	718,503
Burlington Stores Inc.(a)(b)	4,227	713,983
CarMax Inc.(a)	10,307	802,503

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	25,587	$667,309
Home Depot Inc. (The)	3,299	672,006
L Brands Inc.	22,252	570,541
Lowe’s Companies Inc.	6,727	761,093
O’Reilly Automotive Inc.(a)	1,794	679,155
Ross Stores Inc.	7,211	704,226
Tiffany & Co.	6,208	669,347
TJX Companies Inc. (The)	12,428	682,049
Tractor Supply Co.	7,147	739,714
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,024	706,335

		10,482,471

Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	2,990	600,003
Dell Technologies Inc., Class C(a)	4,217	284,268
Hewlett Packard Enterprise Co.	41,791	660,716
HP Inc.	26,291	524,506
NetApp Inc.	9,107	663,445
Seagate Technology PLC	14,797	714,991
Western Digital Corp.	13,600	695,232
Xerox Corp.	25,365	846,176

		4,989,337

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	14,526	640,306
Hanesbrands Inc.	43,899	793,255
Lululemon Athletica Inc.(a)	5,075	894,976
NIKE Inc., Class B	7,991	701,850
PVH Corp.	5,873	757,558
Ralph Lauren Corp.	5,668	745,796
Tapestry Inc.	16,516	532,971
Under Armour Inc., Class A(a)	15,479	357,410
Under Armour Inc., Class C, NVS(a)	15,902	329,489
VF Corp.	7,627	720,065

		6,473,676

Tobacco — 0.3%
Altria Group Inc.	10,299	559,545
Philip Morris International Inc.	6,524	564,717

		1,124,262

Security	Shares	Value

Trading Companies & Distributors — 0.7%
Fastenal Co.	11,114	$784,093
HD Supply Holdings Inc.(a)	16,908	772,527
United Rentals Inc.(a)	5,758	811,417
WW Grainger Inc.	2,068	583,176

		2,951,213

Water Utilities — 0.2%
American Water Works Co. Inc.	6,612	715,352

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)	99,284	554,005
T-Mobile U.S. Inc.(a)	8,808	642,896

		1,196,901

Total Common Stocks — 99.7% (Cost: $410,724,179)		418,955,584

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(c)(d)(e)	12,190,674	12,195,550
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(c)(d)	857,833	857,833

		13,053,383

Total Short-Term Investments — 3.1% (Cost: $13,051,486)		13,053,383

Total Investments in Securities — 102.8% (Cost: $423,775,665)		432,008,967

Other Assets, Less Liabilities — (2.8)%		(11,922,831)

Net Assets — 100.0%		$420,086,136

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,716	8,341,958	(a)	—	12,190,674	$12,195,550	$32,131	(b)	$574	$821
BlackRock Cash Funds: Treasury, SL Agency Shares	327,181	530,652	(a)	—	857,833	857,833	9,510		—	—
BlackRock Inc.	675	1,451		(688)	1,438	697,775	8,591		9,958	34,715
PNC Financial Services Group Inc. (The)(c)	2,745	4,532		(2,902)	4,375	N/A	9,510		(3,634)	11,687

						$13,751,158	$59,742		$6,898	$47,223

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Size Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	8	06/21/19	$274	$2,150
S&P 500 E-Mini	4	06/21/19	590	26,681
S&P MidCap 400 E-Mini	1	06/21/19	197	9,818

				$38,649

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$418,955,584	$—	$—	$418,955,584
Money Market Funds	13,053,383	—	—	13,053,383

	$432,008,967	$—	$—	$432,008,967

Derivative financial instruments(a)
Assets
Futures Contracts	$38,649	$—	$—	$38,649

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

8